Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in loans and borrowings arising from investing and financing activities
Balance - beginning of year	$ 927,551	$ 828,024
Draw down on credit facility	560,000	253,667
Proceeds for liability component of 2023 convertible notes issued	0	127,155
Repayment of portion of credit facility	0	(293,000)
Interest paid	(108,535)	(64,824)
Transaction costs	(7,645)	(6,962)
Extinguishment of convertible notes	(266,241)	0
Recognition of new convertible notes	259,306	0
Conversion of 2019 Convertible Notes	(139,661)	0
Interest and accretion expense	128,493	79,142
(Gain) loss on non-substantial modification of debt	(3,686)	4,349
Balance – end of year including accrued interest	1,349,582	927,551
Less: Accrued interest	(1,751)	(2,571)
Balance – end of year	1,347,831	924,980
Credit facility
Changes in loans and borrowings arising from investing and financing activities
Draw down on credit facility	560,000	253,667
Balance – end of year	$ 1,080,557	$ 527,368